Reconciliation of operating profit to headline operating profit (Tables)	6 Months Ended
Jun. 30, 2022
Reconciliation of operating profit to headline operating profit [Abstract]
Reconciliation of Operating (loss)/profit to Headline Operating Profit

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Operating profit	538.7	483.6
Amortisation and impairment of acquired intangible assets	31.5	30.1
Losses on disposal of investments and subsidiaries	48.1	1.0
Gains on remeasurement of equity interests arising from a change in scope of ownership	(60.4)	—
Litigation settlement	—	21.7
Restructuring and transformation costs	75.3	34.3
Restructuring costs in relation to COVID-19	5.9	19.7
Headline operating profit	639.1	590.4